Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2012
Notes To Financial Statements [Abstract]
Accounts receivable
In millions	December 31,	2012	2011
Freight		$674	$630
Non-freight		167	206
Gross accounts receivable		841	836
Allowance for doubtful accounts		(10)	(16)
Net accounts receivable		$831	$820